Transfer of financial assets, assets pledged and received as collateral - Schedule of financial assets received as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
– equity securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	€ 22,815	€ 33,234
of which sold or repledged at fair value	12,024	20,526
– debt securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	140,285	119,908
of which sold or repledged at fair value	€ 90,708	€ 86,448